ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ 210,320	$ 189,899	$ (18,894)
Cash flow from an investing activity:
Net cash used in investing activities	(85,149)	(108,461)	(161,540)
Cash flow from a financing activity:
Net cash used in financing activities	(143,114)	(183,263)	(100,902)
Decrease in cash, cash equivalents and restricted cash	(18,233)	(100,406)	(281,483)
Cash, cash equivalents and restricted cash at beginning of year	127,764	228,170	509,653
Cash, cash equivalents and restricted cash at end of year	109,531	127,764	228,170
Parent Company [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(1)	0	1
Cash flow from an investing activity:
Net cash used in investing activities	0	0	0
Cash flow from a financing activity:
Net cash used in financing activities	0	0	0
Decrease in cash, cash equivalents and restricted cash	(1)	0	1
Cash, cash equivalents and restricted cash at beginning of year	28	28	27
Cash, cash equivalents and restricted cash at end of year	$ 27	$ 28	$ 28